Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions
Related Party Transactions

23. Related Party Transactions

During the years ended December 31, 2022, 2023 and 2024, other than disclosed elsewhere, the Company mainly had the following related party transactions:

Name of entity or individual	Relationships with the Group
Beijing Mevos	Equity investment
Chengdu Zhisu	Equity investment
First BCC	Equity investment
Xingying	Equity investment
Sharing New Medical	Equity investment
Beijing Souyang	Equity investment
Zhejiang Xinyang	Equity investment
Wuhan Future Light Property Service Co., Ltd. (“Future Light”)	Immediate family of subsidiary’s shareholder
Wuhan Yinchuxing Technology Development Co., Ltd. (“Yinchuxing”)	Immediate family of subsidiary’s shareholder
Chutian Laser Group (“Chutian”)	Immediate family of subsidiary’s shareholder

(a) The Group entered into the following transactions with related parties

(i) Provision of service

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Chengdu Zhisu	1,225	1,176	—
Xingying	836	1,157	681
First BCC	—	—	2,012
Others	—	124	213

23. Related Party Transactions (Continued)

(a) The Group entered into the following transactions with related parties (Continued)

(ii) Loan advanced to the related parties

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Sharing New Medical	18,130	8,330	4,954
Zhejiang Xinyang	—	—	500

(iii) Repayment of the loan advanced to the related parties

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Sharing New Medical	—	18,620	13,230

(iv) Interest income from related parties

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Sharing New Medical	1,148	868	377

(v) Impairment of amount due from related parties

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Sharing New Medical	—	—	13,843

(vi) Cost of revenues and expense occurred to the related parties

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Beijing Mevos	1,637	716	274
Future Light	1,348	1,696	1,149
Beijing Souyang	582	318	—
Yinchuxing	407	412	412
Chutian	113	134	134
Others	—	189	168

23. Related Party Transactions (Continued)

(b) Amount due from/ to related parties

(i) Amount due from related parties

	As of December 31,
	2023	2024
	RMB	RMB
Sharing New Medical (1)	8,489	—
Beijing Souyang	638	638
Zhejiang Xinyang	—	500
Others	85	80

(ii) Amount due to related parties

	As of December 31,
	2023	2024
	RMB	RMB
First BCC	—	412
Xingying	66	—
Beijing Mevos	65	65
Beijing Souyang	236	—
Others	21	—
(1)The balance as of December 31, 2023 and 2024 represents a loan provided to Sharing New Medical with a term of one year and an annual interest rate of 4.35%, and full allowance for credit losses was recognized in the year ended December 31, 2024.